Provisions for Impairment of Financial Assets - Schedule of Established and Released Provision Amounts (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Provisions established	$ (723,647)	$ (588,956)	$ (522,895)
Provisions released	317,451	252,218
Totals	(406,196)	(336,738)
Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established	(432,724)	(325,135)	(367,902)
Provisions released	228,499	162,388
Totals	(204,225)	(162,747)
Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established	(122,837)	(33,926)	(17,849)
Provisions released	18,558	11,664
Totals	(104,279)	(22,262)
Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established	(167,773)	(229,200)	(137,352)
Provisions released	70,098	77,778
Totals	(97,675)	(151,422)
Sub Total [member]
Disclosure of financial assets [line items]
Provisions established	(723,334)	(588,261)	(523,103)
Provisions released	317,155	251,830
Totals	(406,179)	(336,431)
Bank [member]
Disclosure of financial assets [line items]
Provisions established	(313)	(695)	208
Provisions released	296	388
Totals	$ (17)	$ (307)
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established			(793,047)
Individually assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established			(541,857)
Individually assessed for credit losses [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established			(27,516)
Individually assessed for credit losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established			(223,664)
Individually assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established			(793,037)
Individually assessed for credit losses [member] | Bank [member]
Disclosure of financial assets [line items]
Provisions established			(10)
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions released			270,152
Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions released			173,955
Collectively assessed for credit losses [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions released			9,667
Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Provisions released			86,312
Collectively assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions released			269,934
Collectively assessed for credit losses [member] | Bank [member]
Disclosure of financial assets [line items]
Provisions released			$ 218